NPORT-EX

Upright Growth and Income Fund

Schedule of Investments

June 30, 2020 (unaudited)

Upright Growth & Income Fund

Company	Quantity	Current Value	Weight
Equities
Aero Space
Direxion Daily Aerospace	1,500	18,495	1.81%

AI Technology
Direxion Daily Robotics, Artificial Intelligence & Automation Index Bull 3X Shares	150	16,690	1.63%

Consumer
Bed Bath & Beyond Inc.	1,500	15,900	1.55%
Tapestry, Inc.	300	3,984	0.39%
		19,884	1.94%

Drug Manufacturer-other
AbbVie Inc.	600	58,908	5.76%
Teva Pharmaceutical Industries Limited* ADR	2,000	24,660	2.41%
		83,568	8.17%

Electrical Industry
General Electric Company	1,000	6,830	0.67%

Electronic Equipment
Apple Inc.	100	36,480	3.57%

Exchange Traded Fund
ProShares S&P 500 Dividend Aristocrats ETF	50	3,367	0.33%

Financial Service
Direxion Daily Financial Bull 3X Shares	1,300	40,677	3.98%
Goldman Sachs Group Inc.	200	39,524	3.86%
J P Morgan Chase & Company	200	18,812	1.84%
		99,013	9.68%

Healthcare Services
CVS Health Corporation	300	19,491	1.90%

Industrial General Business
Direxion Daily Industrials Bull 3X Shares	1,000	14,380	1.41%

Leisure
The Walt Disney Company	200	22,302	2.18%

MID Cap
Direxion Daily Mid Cap Bull 3X Shares	1,000	19,500	1.91%

Oil
Exxon Mobil Corporation	300	13,416	1.31%

Pharmaceutical
Direxion Daily Pharmaceutical & Medical Bull 3X Shares ETF	1,000	15,420	1.51%
Walgreens Boots Alliance, Inc.	500	21,195	2.07%
		36,615	3.58%

Real Estate
Direxion Daily MSCI Real Estate Bull 3X Shares	2,000	20,120	1.97%

Semiconductor
Nvidia Corp	150	56,986	5.57%
Silicon Motion Technology	1,500	73,155	7.15%
		130,141	12.72%

IC Design
Himax Technologies, Inc.*ADR	50,000	207,000	20.23%

Total Investments (Cost $850,878)		767,294	74.99%

Cash and Money Funds
Total Cash & Money Funds		255,855	25.01%
		1,023,149	100.00%

*Non income producing securities

ADR – American Depository Receipt

As of June 30, 2020, the aggregate cost of securities excluding cash and money funds was $ 850,878.The aggregate gross unrealized depreciation for all securities totaled $83,584. This consisted of an aggregate gross unrealized appreciation of $ 122,055, and an aggregate gross unrealized depreciation of $205,640.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.  These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

In June 2009, the Financial Accounting Standards Board (“FASB”) codified its standards and accounting principles for financial statements issued after September 15, 2009.  The accompanying financial statements make reference to GAAP issued by the FASB as Accounting Standards CodificationTM (“ASC”).

Security Valuation

Portfolio securities that are listed on national securities exchanges or the NASDAQ National Market System are valued at the last sale price as of 4:00 p.m. Eastern time, or in the absence of recorded sales, at the readily available closing bid price on such exchanges or such System. Unlisted securities that are not included in such System are valued at the quoted bid price in the over-the-counter-market. Securities and other assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Advisor under procedures established by and under the general supervision and responsibility of the Fund's Board of Trustees.

Fair Value Measurements

As required by the fair value topic of the FASB Accounting Standards Codification, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date.

ASC 820-10 establishes a three-tier framework for measuring fair value based upon a hierarchy of inputs. The three levels of inputs are:

Level 1 – Unadjusted quoted prices active in markets for identical investments.

Level 2 – Other significant observable inputs (including quoted prices for identical investments on an inactive market, prices for similar investments, interest rates, prepayment speeds, credit risk, yield curves, default risk and similar data.)

Level 3 – Significant unobservable inputs, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the investment, and would be based upon the best available information.

The following table summarizes the inputs used to value the Fund’s investments as of June 30, 2020:

Level 1	767,294
Level 2	-
Level 3	-
Total	767,294